Operating Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
(i) The location of the Company’s identifiable assets other than acquired intangible asset and liabilities by business operations from continuing operations are as follows:

	December 31,	December 31,
	2015	2016
	HK$	HK$
Identifiable assets
PRC	167,320	189,055
Hong Kong	309,058	600,460
United States	3,646	3,646

	480,024	793,161

Identifiable liabilities
PRC	27	143
Hong Kong	14,564	11,832

	14,591	11,975

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
(ii) Reconciliations of reportable segment assets and liabilities from continuing operations:

	Year ended	Year ended
	December 31	December 31
	2015	2016
	HK$	HK$

Assets
Current assets	316,144	622,741
Non-current financial assets	163,880	170,420
Consolidated total assets before intangible asset	480,024	793,161
Intangible asset	438	438

Consolidated total assets	480,462	793,599

Liabilities
Liabilities excluding tax liabilities	10,488	6,138
Tax liabilities	4,103	5,837

Consolidated total liabilities	14,591	11,975